Shareholder Report, Holdings (Details)	Oct. 31, 2024
Global Equity - Advisor | Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Advisor | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Advisor | Alphabet Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Global Equity - Advisor | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Global Equity - Advisor | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Global Equity - Advisor | Vertex Pharmaceuticals Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Global Equity - Advisor | Netflix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Advisor | UnitedHealth Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Global Equity - Advisor | Thermo Fisher Scientific Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Advisor | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Advisor | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Global Equity - Advisor | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Global Equity - Advisor | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Global Equity - Advisor | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Global Equity - Advisor | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Global Equity - Advisor | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Global Equity - Advisor | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Global Equity - Advisor | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Advisor | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Global Equity - Advisor | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Global Equity - Advisor | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Advisor | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.40%
Global Equity - Advisor | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Global Equity - Advisor | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Advisor | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Global Equity - Advisor | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Global Equity - Advisor | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Global Equity - Advisor | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Advisor | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class | Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Institutional Class | Alphabet Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Global Equity - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Global Equity - Institutional Class | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Global Equity - Institutional Class | Vertex Pharmaceuticals Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Global Equity - Institutional Class | Netflix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Institutional Class | UnitedHealth Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Global Equity - Institutional Class | Thermo Fisher Scientific Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Global Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Global Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Global Equity - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Global Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Global Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Global Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Global Equity - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Global Equity - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Global Equity - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.40%
Global Equity - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Global Equity - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Global Equity - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Global Equity - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Global Equity - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class Z | Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Institutional Class Z | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Global Equity - Institutional Class Z | Alphabet Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Global Equity - Institutional Class Z | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Global Equity - Institutional Class Z | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Global Equity - Institutional Class Z | Vertex Pharmaceuticals Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Global Equity - Institutional Class Z | Netflix Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Global Equity - Institutional Class Z | UnitedHealth Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Global Equity - Institutional Class Z | Thermo Fisher Scientific Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class Z | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Global Equity - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Global Equity - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Global Equity - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Global Equity - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Global Equity - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Global Equity - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Global Equity - Institutional Class Z | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Global Equity - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Global Equity - Institutional Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Global Equity - Institutional Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.40%
Global Equity - Institutional Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Global Equity - Institutional Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Global Equity - Institutional Class Z | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Global Equity - Institutional Class Z | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Global Equity - Institutional Class Z | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Global Equity - Institutional Class Z | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Equity - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Equity - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Equity - Institutional Class | DBS Group Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class | Chugai Pharmaceutical Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity - Institutional Class | HDFC Bank Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity - Institutional Class | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity - Institutional Class | Allianz SE, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity - Institutional Class | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity - Institutional Class | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Institutional Class | Roche Holding AG, Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
International Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
International Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
International Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
International Equity - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Equity - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Equity - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Equity - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Equity - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Equity - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
International Equity - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
International Equity - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
International Equity - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Equity - Institutional Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity - Institutional Class Z [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity - Institutional Class Z [Member] | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Equity - Institutional Class Z [Member] | DBS Group Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Institutional Class Z [Member] | Chugai Pharmaceutical Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity - Institutional Class Z [Member] | HDFC Bank Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity - Institutional Class Z [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity - Institutional Class Z [Member] | Allianz SE, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity - Institutional Class Z [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity - Institutional Class Z [Member] | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Institutional Class Z [Member] | Roche Holding AG, Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Equity - Institutional Class Z [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
International Equity - Institutional Class Z [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Equity - Institutional Class Z [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
International Equity - Institutional Class Z [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
International Equity - Institutional Class Z [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Equity - Institutional Class Z [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
International Equity - Institutional Class Z [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Equity - Institutional Class Z [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity - Institutional Class Z [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Equity - Institutional Class Z [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Equity - Institutional Class Z [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Equity - Institutional Class Z [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Equity - Institutional Class Z [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity - Institutional Class Z [Member] | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
International Equity - Institutional Class Z [Member] | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
International Equity - Institutional Class Z [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
International Equity - Institutional Class Z [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Equity - Institutional Class Z [Member] | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Equity - Institutional Class Z [Member] | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity - Investor Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity - Investor Class | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Equity - Investor Class | DBS Group Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Equity - Investor Class | Chugai Pharmaceutical Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity - Investor Class | HDFC Bank Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity - Investor Class | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity - Investor Class | Allianz SE, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity - Investor Class | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Equity - Investor Class | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity - Investor Class | Roche Holding AG, Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Equity - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
International Equity - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Equity - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
International Equity - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
International Equity - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Equity - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
International Equity - Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Equity - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Equity - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Equity - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Equity - Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.50%
International Equity - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity - Investor Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
International Equity - Investor Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
International Equity - Investor Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
International Equity - Investor Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Equity - Investor Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Equity - Investor Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Developed Markets Equity - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
International Developed Markets Equity - Institutional Class | DBS Group Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Developed Markets Equity - Institutional Class | Chugai Pharmaceutical Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
International Developed Markets Equity - Institutional Class | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
International Developed Markets Equity - Institutional Class | Allianz SE, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Developed Markets Equity - Institutional Class | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
International Developed Markets Equity - Institutional Class | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
International Developed Markets Equity - Institutional Class | Roche Holding AG, Genusschein [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
International Developed Markets Equity - Institutional Class | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Developed Markets Equity - Institutional Class | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Developed Markets Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
International Developed Markets Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
International Developed Markets Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
International Developed Markets Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
International Developed Markets Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
International Developed Markets Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
International Developed Markets Equity - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Developed Markets Equity - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
International Developed Markets Equity - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
International Developed Markets Equity - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.00%
International Developed Markets Equity - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
International Developed Markets Equity - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
International Developed Markets Equity - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
International Developed Markets Equity - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Developed Markets Equity - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
International Developed Markets Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Developed Markets Equity - Institutional Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Carbon Transition Equity - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Carbon Transition Equity - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Carbon Transition Equity - Institutional Class | DBS Group Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Carbon Transition Equity - Institutional Class | Chugai Pharmaceutical Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Carbon Transition Equity - Institutional Class | HDFC Bank Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Carbon Transition Equity - Institutional Class | Allianz SE, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Carbon Transition Equity - Institutional Class | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Carbon Transition Equity - Institutional Class | Manulife Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Carbon Transition Equity - Institutional Class | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Carbon Transition Equity - Institutional Class | Nestle SA - Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Carbon Transition Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Carbon Transition Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
International Carbon Transition Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
International Carbon Transition Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
International Carbon Transition Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
International Carbon Transition Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
International Carbon Transition Equity - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Carbon Transition Equity - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Carbon Transition Equity - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Carbon Transition Equity - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Carbon Transition Equity - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
International Carbon Transition Equity - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
International Carbon Transition Equity - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
International Carbon Transition Equity - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
International Carbon Transition Equity - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Carbon Transition Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Carbon Transition Equity - Institutional Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Small Companies - Institutional Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Institutional Class | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Small Companies - Institutional Class | Max Financial Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Small Companies - Institutional Class | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Small Companies - Institutional Class | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class | Reply SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Small Companies - Institutional Class | Siauliu Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Institutional Class | Senior plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Small Companies - Institutional Class | KWS Saat SE & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Small Companies - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
International Small Companies - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
International Small Companies - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
International Small Companies - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Small Companies - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
International Small Companies - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Small Companies - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
International Small Companies - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Small Companies - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Small Companies - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
International Small Companies - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Small Companies - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
International Small Companies - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Small Companies - Institutional Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
International Small Companies - Institutional Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
International Small Companies - Institutional Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
International Small Companies - Institutional Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Small Companies - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Institutional Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Small Companies - Institutional Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Small Companies - Institutional Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class Z | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Institutional Class Z | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Small Companies - Institutional Class Z | Max Financial Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Small Companies - Institutional Class Z | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Small Companies - Institutional Class Z | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class Z | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Institutional Class Z | Reply SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Small Companies - Institutional Class Z | Siauliu Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Institutional Class Z | Senior plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Small Companies - Institutional Class Z | KWS Saat SE & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Small Companies - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
International Small Companies - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
International Small Companies - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
International Small Companies - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Small Companies - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
International Small Companies - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Small Companies - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
International Small Companies - Institutional Class Z | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Small Companies - Institutional Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Small Companies - Institutional Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
International Small Companies - Institutional Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Small Companies - Institutional Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
International Small Companies - Institutional Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Small Companies - Institutional Class Z | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
International Small Companies - Institutional Class Z | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
International Small Companies - Institutional Class Z | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
International Small Companies - Institutional Class Z | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Small Companies - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Institutional Class Z | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Small Companies - Institutional Class Z | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Small Companies - Institutional Class Z | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Investor Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Investor Class | Hoa Phat Group JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Small Companies - Investor Class | Max Financial Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Small Companies - Investor Class | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Small Companies - Investor Class | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Investor Class | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Small Companies - Investor Class | Reply SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Small Companies - Investor Class | Siauliu Bankas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Small Companies - Investor Class | Senior plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Small Companies - Investor Class | KWS Saat SE & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
International Small Companies - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
International Small Companies - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
International Small Companies - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
International Small Companies - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Small Companies - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
International Small Companies - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Small Companies - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
International Small Companies - Investor Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Small Companies - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Small Companies - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
International Small Companies - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
International Small Companies - Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
International Small Companies - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Small Companies - Investor Class | Europe ex EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
International Small Companies - Investor Class | Europe EMU [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
International Small Companies - Investor Class | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
International Small Companies - Investor Class | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
International Small Companies - Investor Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Small Companies - Investor Class | Other Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Small Companies - Investor Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Small Companies - Investor Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Emerging Markets - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Emerging Markets - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Emerging Markets - Institutional Class | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Emerging Markets - Institutional Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Emerging Markets - Institutional Class | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Emerging Markets - Institutional Class | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Emerging Markets - Institutional Class | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Emerging Markets - Institutional Class | Maruti Suzuki India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Emerging Markets - Institutional Class | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Emerging Markets - Institutional Class | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Emerging Markets - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Institutional Emerging Markets - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Emerging Markets - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Institutional Emerging Markets - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Institutional Emerging Markets - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Institutional Emerging Markets - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Emerging Markets - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Emerging Markets - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Emerging Markets - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Emerging Markets - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Emerging Markets - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Emerging Markets - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Emerging Markets - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Emerging Markets - Institutional Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Markets - Institutional Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Emerging Markets - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Emerging Markets - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Institutional Emerging Markets - Institutional Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Institutional Emerging Markets - Institutional Class | South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Emerging Markets - Institutional Class | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Emerging Markets - Institutional Class | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Emerging Markets - Institutional Class | China + Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Institutional Emerging Markets - Institutional Class | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Institutional Emerging Markets - Institutional Class | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Emerging Market - Institutional Class Z | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Emerging Market - Institutional Class Z | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Emerging Market - Institutional Class Z | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Emerging Market - Institutional Class Z | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Emerging Market - Institutional Class Z | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Emerging Market - Institutional Class Z | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Emerging Market - Institutional Class Z | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Emerging Market - Institutional Class Z | Maruti Suzuki India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Emerging Market - Institutional Class Z | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Emerging Market - Institutional Class Z | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Emerging Market - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Institutional Emerging Market - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Emerging Market - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Institutional Emerging Market - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Emerging Market - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Institutional Emerging Market - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Institutional Emerging Market - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Emerging Market - Institutional Class Z | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Emerging Market - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Emerging Market - Institutional Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Emerging Market - Institutional Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Institutional Emerging Market - Institutional Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Emerging Market - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Emerging Market - Institutional Class Z | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Emerging Market - Institutional Class Z | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Emerging Market - Institutional Class Z | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Emerging Market - Institutional Class Z | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Institutional Emerging Market - Institutional Class Z | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Institutional Emerging Market - Institutional Class Z | South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Emerging Market - Institutional Class Z | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Emerging Market - Institutional Class Z | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Emerging Market - Institutional Class Z | China + Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Institutional Emerging Market - Institutional Class Z | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Institutional Emerging Market - Institutional Class Z | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Emerging Markets - Advisor Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Emerging Markets - Advisor Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Emerging Markets - Advisor Class | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Emerging Markets - Advisor Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Emerging Markets - Advisor Class | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Emerging Markets - Advisor Class | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Emerging Markets - Advisor Class | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Emerging Markets - Advisor Class | Maruti Suzuki India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Emerging Markets - Advisor Class | ASPEED Technology Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Emerging Markets - Advisor Class | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Emerging Markets - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Emerging Markets - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Emerging Markets - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Emerging Markets - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Emerging Markets - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Emerging Markets - Advisor Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Emerging Markets - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets - Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Emerging Markets - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Emerging Markets - Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Emerging Markets - Advisor Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Emerging Markets - Advisor Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Emerging Markets - Advisor Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets - Advisor Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Emerging Markets - Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Emerging Markets - Advisor Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Emerging Markets - Advisor Class | South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Emerging Markets - Advisor Class | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Emerging Markets - Advisor Class | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Emerging Markets - Advisor Class | China + Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Emerging Markets - Advisor Class | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Emerging Markets - Advisor Class | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Emerging Markets ex China - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Emerging Markets ex China - Institutional Class | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Emerging Markets ex China - Institutional Class | Samsung Electronics Co., Ltd. - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Emerging Markets ex China - Institutional Class | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Emerging Markets ex China - Institutional Class | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Emerging Markets ex China - Institutional Class | Maruti Suzuki India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Emerging Markets ex China - Institutional Class | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets ex China - Institutional Class | MercadoLibre Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Emerging Markets ex China - Institutional Class | HDFC Life Insurance Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Emerging Markets ex China - Institutional Class | WEG SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Emerging Markets ex China - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Emerging Markets ex China - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Emerging Markets ex China - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Emerging Markets ex China - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Emerging Markets ex China - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Emerging Markets ex China - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Emerging Markets ex China - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets ex China - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Emerging Markets ex China - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets ex China - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets ex China - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Emerging Markets ex China - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Emerging Markets ex China - Institutional Class | Frontier Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Emerging Markets ex China - Institutional Class | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Emerging Markets ex China - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Emerging Markets ex China - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Emerging Markets ex China - Institutional Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Emerging Markets ex China - Institutional Class | South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Emerging Markets ex China - Institutional Class | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Emerging Markets ex China - Institutional Class | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Emerging Markets ex China - Institutional Class | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Emerging Markets ex China - Institutional Class | Rest of Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Chinese Equity - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Chinese Equity - Institutional Class | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Chinese Equity - Institutional Class | Delta Electronics Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Chinese Equity - Institutional Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Chinese Equity - Institutional Class | TravelSky Technology Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Chinese Equity - Institutional Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Chinese Equity - Institutional Class | ZTO Express Cayman Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Chinese Equity - Institutional Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Chinese Equity - Institutional Class | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Chinese Equity - Institutional Class | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Chinese Equity - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Chinese Equity - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Chinese Equity - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Chinese Equity - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Chinese Equity - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Chinese Equity - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Chinese Equity - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Chinese Equity - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Chinese Equity - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Chinese Equity - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Chinese Equity - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Chinese Equity - Institutional Class | China + Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Chinese Equity - Institutional Class | Other Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Frontier Emerging Markets - Institutional Class | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Institutional Class | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Frontier Emerging Markets - Institutional Class | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Institutional Class | Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Frontier Emerging Markets - Institutional Class | International Container Terminal Services Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class | Bank for Foreign Trade of Vietnam JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Frontier Emerging Markets - Institutional Class | Kaspi.KZ JSC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Frontier Emerging Markets - Institutional Class | SM Prime Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Frontier Emerging Markets - Institutional Class | Bank of the Philippine Islands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Frontier Emerging Markets - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Frontier Emerging Markets - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Frontier Emerging Markets - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Frontier Emerging Markets - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Frontier Emerging Markets - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Frontier Emerging Markets - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Frontier Emerging Markets - Institutional Class | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Frontier Emerging Markets - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Frontier Emerging Markets - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Frontier Emerging Markets - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Frontier Emerging Markets - Institutional Class | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Frontier Emerging Markets - Institutional Class | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Frontier Emerging Markets - Institutional Class | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Frontier Emerging Markets - Institutional Class | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Frontier Emerging Markets - Institutional Class | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Frontier Emerging Markets - Institutional Class | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Frontier Emerging Markets - Institutional Class Z | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class Z | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Institutional Class Z | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Frontier Emerging Markets - Institutional Class Z | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Institutional Class Z | Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Frontier Emerging Markets - Institutional Class Z | International Container Terminal Services Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class Z | Bank for Foreign Trade of Vietnam JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Frontier Emerging Markets - Institutional Class Z | Kaspi.KZ JSC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Frontier Emerging Markets - Institutional Class Z | SM Prime Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Frontier Emerging Markets - Institutional Class Z | Bank of the Philippine Islands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Frontier Emerging Markets - Institutional Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Frontier Emerging Markets - Institutional Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Frontier Emerging Markets - Institutional Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Frontier Emerging Markets - Institutional Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Frontier Emerging Markets - Institutional Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Frontier Emerging Markets - Institutional Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Frontier Emerging Markets - Institutional Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Frontier Emerging Markets - Institutional Class Z | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Frontier Emerging Markets - Institutional Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Frontier Emerging Markets - Institutional Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Frontier Emerging Markets - Institutional Class Z | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Institutional Class Z | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Frontier Emerging Markets - Institutional Class Z | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Frontier Emerging Markets - Institutional Class Z | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Frontier Emerging Markets - Institutional Class Z | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Frontier Emerging Markets - Institutional Class Z | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Frontier Emerging Markets - Institutional Class Z | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Frontier Emerging Markets - Investor | Northern Institutional Funds - Treasury Portfolio (Premier Shares) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Investor | Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Frontier Emerging Markets - Investor | Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Frontier Emerging Markets - Investor | Banca Transilvania SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Frontier Emerging Markets - Investor | Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Frontier Emerging Markets - Investor | International Container Terminal Services Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Investor | Bank for Foreign Trade of Vietnam JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Frontier Emerging Markets - Investor | Kaspi.KZ JSC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Frontier Emerging Markets - Investor | SM Prime Holdings Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Frontier Emerging Markets - Investor | Bank of the Philippine Islands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Frontier Emerging Markets - Investor | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Frontier Emerging Markets - Investor | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Frontier Emerging Markets - Investor | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Frontier Emerging Markets - Investor | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Frontier Emerging Markets - Investor | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Frontier Emerging Markets - Investor | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Frontier Emerging Markets - Investor | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Frontier Emerging Markets - Investor | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Investor | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Frontier Emerging Markets - Investor | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Frontier Emerging Markets - Investor | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Frontier Emerging Markets - Investor | Cash on Geographical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Frontier Emerging Markets - Investor | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Frontier Emerging Markets - Investor | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Frontier Emerging Markets - Investor | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Frontier Emerging Markets - Investor | Developed Market Listed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Frontier Emerging Markets - Investor | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Frontier Emerging Markets - Investor | Gulf States [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%